Maintenance rights and lease premium, net - Narrative (Details) - Lease premium - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Remaining amortization period	5 years 3 months 18 days
Amortization of intangible assets	$ 178	$ 224	$ 48